Other Current and Non-current Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Other current assets
Claims receivable	$ 9,849	$ 2,815
Other assets	4,822	3,369
Total	14,671	6,184
Hanjin Italy
Other current assets
Claims receivable	$ 8,100